Defined Benefit Plans - Summary of Breakdown of Plan Assets for Retirement of Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [Line Items]
Equity instruments	€ 131	€ 219
Debt instrument	809	1,283
Derivatives	254	179
Investment funds	2,032	1,705
Structured securities		3
Other	397	405
At December 31	€ 3,622	€ 3,793
Equity instruments	4.00%	6.00%
Debt instrument	22.00%	34.00%
Derivatives	7.00%	5.00%
Investment funds	56.00%	45.00%
Structured securities	0.00%	0.00%
Other	11.00%	11.00%
At December 31	100.00%	100.00%
Quoted Plan Assets [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	€ 127	€ 206
Debt instrument	397	570
Investment funds	5	4
Other	25	12
At December 31	554	792
Unquoted plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	4	14
Debt instrument	411	713
Derivatives	254	179
Investment funds	2,027	1,701
Structured securities		3
Other	372	392
At December 31	€ 3,068	€ 3,001